EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Retirement Benefits [Abstract]
Pension contributions	$ 399,651	$ 391,962	$ 385,083
Employer contributions	$ 56,880	$ 53,405	$ 45,782
Minimum contribution rate	9.10%